Offsetting Financial Assets and Financial Liabilities	3 Months Ended
Jun. 30, 2018
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

Offsetting Financial Assets and Financial Liabilities

The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments” of the Group’s Annual Report 2017.

The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

Assets

	Jun 30, 2018
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	6,372	(606)	5,766	0	0	(5,766)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	1,959	0	1,959	0	0	(1,959)	0
Securities borrowed (enforceable)	505	0	505	0	0	(498)	7
Securities borrowed (non-enforceable)	411	0	411	0	0	(310)	101
Financial assets at fair value through profit or loss (enforceable)	456,892	(73,789)	383,103	(276,634)	(38,361)	(58,618)	9,490
Thereof: Positive market values from derivative financial instruments (enforceable)	350,074	(19,224)	330,850	(275,587)	(38,413)	(7,347)	9,503
Financial assets at fair value through profit or loss (non- enforceable)	219,167	0	219,167	0	(2,072)	(10,408)	206,687
Thereof: Positive market values from derivative financial instruments (non-enforceable)	16,732	0	16,732	0	(2,072)	(1,358)	13,302
Total financial assets at fair value through profit or loss	676,059	(73,789)	602,270	(276,634)	(40,433)	(69,025)	216,178
Loans	390,965	0	390,965	0	(12,987)	(42,139)	335,839
Other assets	149,129	(18,466)	130,663	(32,143)	(439)	(84)	97,997
Thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,379	(527)	2,852	(2,288)	(438)	(84)	42
Remaining assets subject to netting	1,703	0	1,703	0	0	(2,005)	(302)
Remaining assets not subject to netting	286,717	0	286,717	0	(272)	(95)	286,350
Total assets	1,513,821	(92,861)	1,420,960	(308,777)	(54,131)	(121,881)	936,171

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Jun 30, 2018
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposit	558,486	0	558,486	0	0	0	558,486
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,116	(606)	12,510	0	0	(12,510)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,800	0	1,800	0	0	(1,500)	300
Securities loaned (enforceable)	6,408	0	6,408	0	0	(6,408)	0
Securities loaned (non-enforceable)	78	0	78	0	0	(29)	49
Financial liabilities at fair value through profit or loss (enforceable)	416,467	(73,209)	343,258	(274,537)	(27,506)	(27,943)	13,272
Thereof: Negative market values from derivative financial instruments (enforceable)	337,659	(19,114)	318,545	(276,031)	(27,973)	(4,820)	9,721
Financial liabilities at fair value through profit or loss (non- enforceable)	91,309	0	91,309	0	(3,936)	(7,556)	79,817
Thereof: Negative market values from derivative financial instruments (non-enforceable)	14,830	0	14,830	0	(1,882)	(723)	12,225
Total financial liabilities at fair value through profit or loss	507,776	(73,209)	434,567	(274,537)	(31,443)	(35,500)	93,087
Other liabilities	174,141	(19,046)	155,095	(42,329)	(107)	(122)	112,537
Thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,655	(562)	2,093	(1,844)	(104)	(122)	23
Remaining liabilities not subject to netting	183,154	0	183,154	0	0	0	183,154
Total liabilities	1,444,960	(92,861)	1,352,099	(316,865)	(31,550)	(56,069)	947,615

Assets

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,136	(455)	7,681	0	0	(7,675)	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	0	2,290	0	0	(2,239)	51
Securities borrowed (enforceable)	14,987	0	14,987	0	0	(14,093)	894
Securities borrowed (non-enforceable)	1,744	0	1,744	0	0	(1,661)	83
Financial assets at fair value through profit or loss
Trading assets	185,127	(465)	184,661	0	(81)	(86)	184,495
Positive market values from derivative financial instruments (enforceable)	363,859	(18,237)	345,622	(285,421)	(41,842)	(7,868)	10,490
Positive market values from derivative financial instruments (non-enforceable)	15,410	0	15,410	0	(1,811)	(1,276)	12,323
Financial assets designated at fair value through profit or loss (enforceable)	125,869	(64,003)	61,865	(728)	(773)	(56,410)	3,954
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	0	29,411	0	0	(20,534)	8,876
Total financial assets at fair value through profit or loss	719,676	(82,706)	636,970	(286,149)	(44,508)	(86,174)	220,138
Loans	401,699	0	401,699	0	(12,642)	(40,775)	348,282
Other assets	112,023	(10,531)	101,491	(29,854)	(569)	(94)	70,975
Thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859	(706)	3,153	(2,461)	(565)	(94)	33
Remaining assets not subject to netting	307,869	0	307,869	0	(390)	(70)	307,409
Total assets	1,568,425	(93,692)	1,474,732	(316,003)	(58,109)	(152,782)	947,839

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposit	581,873	0	581,873	0	0	0	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318	(455)	12,863	0	0	(12,863)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242	0	5,242	0	0	(4,985)	257
Securities loaned (enforceable)	6,688	0	6,688	0	0	(6,688)	0
Securities loaned (non-enforceable)	0	0	0	0	0	0	0
Financial liabilities at fair value through profit or loss
Trading liabilities	72,106	(643)	71,462	0	0	0	71,462
Negative market values from derivative financial instruments (enforceable)	347,496	(17,928)	329,568	(286,720)	(25,480)	(6,124)	11,244
Negative market values from derivative financial instruments (non-enforceable)	13,158	0	13,158	0	(1,913)	(615)	10,630
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594	(63,360)	41,234	(728)	0	(40,506)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214	0	23,214	0	1,111	(13,646)	10,679
Total financial liabilities at fair value through profit or loss	560,568	(81,932)	478,636	(287,448)	(26,282)	(60,891)	104,015
Other liabilities	143,514	(11,306)	132,208	(44,815)	(31)	(87)	87,275
Thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841	(547)	1,294	(1,162)	(31)	(87)	15
Remaining liabilities not subject to netting	190,183	0	189,122	0	0	0	189,122
Total liabilities	1,500,326	(93,692)	1,406,633	(332,263)	(26,314)	(85,514)	962,542

Detailed information of what is presented in the individual columns are described in Note 18 “Offsetting Financial Assets and Financial Liabilities” of the Group’s Annual Report 2017.